Supplementary Information to Statements of Income - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Components of Other Income (Expense) [Line Items]
Impairment loss on long-lived assets	$ 37,878,000	¥ 3,106,000,000	¥ 5,142,000,000	¥ 3,332,000,000
Reorganization cost			¥ 3,771,000,000	¥ 8,883,000,000